Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and dividend income:
Interest and fees on loans		$ 159,168	$ 165,964	$ 166,610
Interest and dividends on securities available for sale:
U. S. government sponsored enterprises		314	568	3,209
State and political subdivisions		2	6	8
Mortgage-backed securities and collateralized mortgage obligations-residential		4,515	6,131	8,219
Corporate bonds		1,065	1,721	1,096
Small Business Administration-guaranteed participation securities		745	902	1,121
Other		20	23	22
Total interest and dividends on securities available for sale		6,661	9,351	13,675
Interest on held to maturity securities:
Mortgage-backed securities and collateralized mortgage obligations-residential		435	604	797
Total interest on held to maturity securities		435	604	797
Federal Reserve Bank and Federal Home Loan Bank stock		260	421	568
Interest on federal funds sold and other short-term investments		1,458	1,948	10,478
Total interest and dividend income		167,982	178,288	192,128
Interest expense:
Interest on deposits		6,665	23,698	34,853
Interest on short-term borrowings		909	1,010	1,468
Total interest expense		7,574	24,708	36,321
Net interest income		160,408	153,580	155,807
(Credit) Provision for loan losses		(5,450)	5,600	159
Net interest income after provision for loan losses		165,858	147,980	155,648
Noninterest income:
Trustco Financial Services income		7,358	6,279	6,387
Fees for services to customers		9,799	8,779	10,110
Net gain on securities transactions	[1]	0	1,155	0
Other		780	957	2,094
Total noninterest income		17,937	17,170	18,591
Noninterest expense:
Salaries and employee benefits		48,721	45,647	46,630
Net occupancy expense		17,742	17,519	16,666
Equipment expense		6,617	6,636	7,068
Professional services		6,108	5,618	6,174
Outsourced services		8,384	7,750	7,600
Advertising expense		1,975	1,921	2,521
FDIC and other insurance expense		3,010	2,220	1,787
Other real estate expense (income), net		183	92	(166)
Other		8,922	8,301	9,450
Total noninterest expense		101,662	95,704	97,730
Income before income taxes		82,133	69,446	76,509
Income taxes		20,614	16,994	18,669
Net income		$ 61,519	$ 52,452	$ 57,840
Earnings per share:
Basic (in dollars per share)	[2],[3]	$ 3.194	$ 2.718	$ 2.986
Diluted (in dollars per share)	[2],[3]	$ 3.194	$ 2.717	$ 2.984

[1]	Not within the scope of ASC 606.
[2]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[3]	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.